PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.      PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consists of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,882
Computer equipment	1,004,948	869,344	124,874
Furniture and fixtures	10,218	8,389	1,205
Leasehold improvements	18,782	18,645	2,678
Motor vehicles	9,842	7,675	1,102
Buildings	324,716	313,836	45,080
Freehold land	4,517	—	—

	1,386,123	1,230,989	176,821

Less: accumulated depreciation	(567,835)	(499,235)	(71,711)
Less: impairment	(403,221)	(335,134)	(48,139)

	415,067	396,620	56,971

Impairment of RMB17,787,000,  nil and nil were recognized for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, depreciation expenses were RMB9,145,000,  RMB12,017,000 and RMB28,642,000  (US$4,114,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	8,090	11,999	28,598	4,107
Sales and marketing expenses	4	—	6	1
General and administrative expenses	1,050	9	18	3
Research and development expenses	1	9	20	3

	9,145	12,017	28,642	4,114

The Group accounted for the leases of certain computer equipment and optical fibers as finance leases that transfer to the Group substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Group's property and equipment held under finance leases at respective balance sheet dates were as follows:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	1,882
Computer equipment	292,489	262,989	37,776

	305,589	276,089	39,658
Less: accumulated depreciation	(75,644)	(82,169)	(11,803)
Less: impairment	(166,162)	(166,162)	(23,868)

	63,783	27,758	3,987

Depreciation of property and equipment held under finance leases were nil,  RMB217,000 and RMB 6,525,000 (US$ 937,000) for the years ended December 31, 2017, 2018 and 2019, respectively.

The carrying amount of buildings pledged by the Group to secure the borrowings (Note 12 (b)) and finance lease obligation (Note 17) as of December 31, 2018 and 2019 was RMB298,232,000 and RMB291,292,000(US$41,841,000), respectively.

All the buildings were sealed up by the court due to the lawsuits as of December 31 , 2019 (Note 25).